Segment Information - Revenue Stream (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information
Revenue	¥ 4,373,153	¥ 3,284,525	¥ 2,045,152
Insurance distribution services
Segment Information
Revenue	1,446,843	1,081,291	711,849
Short-term insurance
Segment Information
Revenue	1,440,894	1,064,059	681,972
Medical insurance
Segment Information
Revenue	1,018,798	776,424	504,178
Critical illness insurance
Segment Information
Revenue	397,451	256,436	164,274
Others
Segment Information
Revenue	24,645	31,199	13,520
Long-term insurance
Segment Information
Revenue	5,949	17,232	29,877
Life insurance and others
Segment Information
Revenue	5,949	17,232	29,877
System services
Segment Information
Revenue	2,922,724	2,194,189	1,320,816
Marketing and related analytics services
Segment Information
Revenue	2,512,403	2,138,826	1,256,576
Post-sale support services
Segment Information
Revenue	408,953	55,046	59,766
Other system services
Segment Information
Revenue	1,368	317	4,474
Others
Segment Information
Revenue	¥ 3,586	¥ 9,045	¥ 12,487